SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 27,025	$ 984,806
Due to related parties	744,231	337,400	808,777
President, Chief Executive Officer, Secretary, Director [Member] | Mr. Yumin Lin [Member]
Related Party Transaction [Line Items]
Due from related parties		45,662
Due to related parties	153,587		791,576
President, Chief Executive Officer, Secretary, Director [Member] | Ms Huagen Li [Member]
Related Party Transaction [Line Items]
Due to related parties	2,482
Chief Financial Officer and Treasurer [Member] | Mr. Kaihong Lin [Member]
Related Party Transaction [Line Items]
Due from related parties	204	215,973
Manager of a Subsidiary, Mr. Yumin Lin's wife [Member] | Ms. Xiulan Zhou [Member]
Related Party Transaction [Line Items]
Due from related parties		360,273
Due to related parties	1,141
Manager of a Subsidiary [Member] | Mr. Huagen Li [Member]
Related Party Transaction [Line Items]
Due from related parties		123,456
Manager of a Subsidiary [Member] | Mr. Zhipeng Zuo [Member]
Related Party Transaction [Line Items]
Due from related parties		133,658
Due to related parties	3,878
Manager of a Subsidiary [Member] | Mr. Deqin Ke [Member]
Related Party Transaction [Line Items]
Due from related parties	26,765
Due to related parties		9,274
Manager of a Subsidiary [Member] | Ms. Shuqin Chen [Member]
Related Party Transaction [Line Items]
Due from related parties		105,784
Due to related parties	4,956
Manager of a Subsidiary [Member] | Mr. Hongwei Ye [Member]
Related Party Transaction [Line Items]
Due from related parties	56
Manager of a Subsidiary [Member] | Mr. Zihao Ye [Member]
Related Party Transaction [Line Items]
Due to related parties		12,958
Manager of a Subsidiary [Member] | Mr. Weihua Zuo [Member]
Related Party Transaction [Line Items]
Due to related parties		2,298
Manager of a Subsidiary [Member] | Ms. Xiuyun Wang [Member]
Related Party Transaction [Line Items]
Due to related parties	5,935	1,483
Manager of a Subsidiary [Member] | Mr. Shengpin Liu [Member]
Related Party Transaction [Line Items]
Due to related parties		306
Manager of a Subsidiary [Member] | Mr. Aisheng Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	11,944	3,063
Manager of a Subsidiary [Member] | Mr. Zhihua Liao [Member]
Related Party Transaction [Line Items]
Due to related parties	4,654	12,254
Manager of a Subsidiary [Member] | Mr Meng Xue [Member]
Related Party Transaction [Line Items]
Due to related parties	776
Manager of a Subsidiary [Member] | Mr Minghua Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	155,120
Manager of a Subsidiary [Member] | Mr Anping Chen [Member]
Related Party Transaction [Line Items]
Due to related parties	3,878
Manager of a Subsidiary [Member] | Ms Chunxiang Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties	6,205
Manager of a Subsidiary [Member] | Mr Youliang Ma [Member]
Related Party Transaction [Line Items]
Due to related parties	1,551
Mr. Yumin Lin's former wife [Member] | Ms. Qingmei Lin [Member]
Related Party Transaction [Line Items]
Due to related parties			17,201
Vice President [Member] | Mr. Yuwen Li [Member]
Related Party Transaction [Line Items]
Due to related parties	295,331	292,024
Mr. Yuwen Li's Wife [Member] | Mr. Lihua Li [Member]
Related Party Transaction [Line Items]
Due to related parties		677
Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member] | Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 92,793	$ 3,063